Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Entity Central Index Key	0001799207
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity File Number	001-41982
Entity Registrant Name	Auna S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	6, rue Jean Monnet
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2180
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.01 per share
Trading Symbol	AUNA
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	2282
Auditor Name	Emmerich, Córdova y Asociados S. Civil de R.L.
Auditor Location	Lima, Peru
Entity Interactive Data Current	Yes
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 to the Annual Report on Form 20-F of Auna S.A. (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on April 10, 2025. The Company is filing this Amendment No. 1 solely to update Item 16J and Item 16K, as well as to furnish Exhibit 101, in each case, in eXtensible Business Reporting Language (XBRL). Except as described above, this Amendment No. 1 does not amend any information set forth in the Original 20-F, and the Company has not updated disclosures included therein to reflect any events that occurred subsequent to April 10, 2025.
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,052,722
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	43,917,577
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Gisele Remy Ferrero
Entity Address, Address Line One	6, rue Jean Monnet
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2180
City Area Code	51
Local Phone Number	1-205-3500